CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 12,522	$ 18,959
Restricted cash		430
Trade receivables (net of allowance for doubtful accounts of $15 at December 31, 2015 and 2014)	$ 4,524	5,991
Other accounts receivable and prepaid expenses	639	272
Total current assets	17,685	25,652
Severance pay fund	3,513	3,247
Property and equipment, net	1,260	980
Intangible assets, net	9,272	5,402
Goodwill	30,980	17,467
Other assets	448	758
Total long-term assets	45,473	27,854
Total assets	63,158	53,506
CURRENT LIABILITIES:
Trade payables	664	322
Payment obligation related to acquisitions	2,204	2,278
Deferred revenues	9,354	7,091
Employees and payroll accruals	4,012	3,023
Accrued expenses and other current liabilities	1,248	1,551
Total current liabilities	17,482	14,265
LONG-TERM LIABILITIES:
Deferred revenues	1,348	576
Liability presented at fair value	719	906
Payment obligation related to acquisitions	254	2,208
Accrued severance pay	4,746	4,296
Other liabilities	318	98
Total long-term liabilities	7,385	8,084
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.4 par value - Authorized: 32,500,000 shares at December 31, 2015 and 2014; Issued and outstanding: 16,406,243 shares at December 31, 2015 and 15,375,716 shares at December 31, 2014	1,876	1,772
Additional paid-in capital	144,836	133,931
Accumulated other comprehensive loss	(1,137)	(871)
Accumulated deficit	(107,284)	(103,675)
Total shareholders' equity	38,291	31,157
Total liabilities and shareholders' equity	$ 63,158	$ 53,506